Other Non-Current Assets (Tables)	12 Months Ended
Mar. 31, 2026
Other Non Current Assets [Abstract]
Summary of Other Non-Current Assets	As at March 31 Particulars 2025 2026 Prepaid expenses 402 75 Total 402 75